Available-for-Sale Securities - Available-for-Sale Securities Debt Maturities Market Value (Detail) - USD ($) $ in Thousands	Sep. 30, 2017	Sep. 30, 2016
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Due within one year	$ 170,161
1 to 2 years	120,819
2 to 3 years	77,666
3 to 4 years	10,642
Thereafter	5,909
Fair Value	$ 385,197	$ 780,382